                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                February 10, 2004
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                54
                                             ------------------

Form 13F Information Table Value Total:          $123,333
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMM.                 COM              006848105      296   553000 SH       SOLE                   553000
ALTRIA GROUP INC.              COM              02209S103     2073    38100 SH       SOLE                    38100
AMPHENOL CORP NEW - CL A       COM              032095101    12147   190000 SH       SOLE                   190000
ANDRX CORP.                    COM              034553107      240    10000 SH       SOLE                    10000
AON CORP.                      COM              037389103     2803   117100 SH       SOLE                   117100
BELLSOUTH CORP.                COM              079860102      257     9071 SH       SOLE                     9071
BERKSHIRE HATHAWAY B           COM              084670207     1748      621 SH       SOLE                      621
CATALYTICA ENERGY SYSTEMS      COM              148884109       35    10000 SH       SOLE                    10000
CENDANT CORP                   COM              151313103    16374   735260 SH       SOLE                   735260
CHEVRONTEXACO                  COM              166764100      617     7146 SH       SOLE                     7146
CITIGROUP, INC.                COM              172967101      257     5301 SH       SOLE                     5301
DECISIONONE CORP NEW           COM              243457108      740    74013 SH       SOLE                    74013
EXXON MOBIL                    COM              30231G102      296     7208 SH       SOLE                     7208
FIRST TENNESSEE NATL CORP.     COM              337162101      265     6000 SH       SOLE                     6000
FISHER SCIENTIFIC              COM              338032204    10049   242900 SH       SOLE                   242900
FLEETBOSTON FIN.               COM              339030108      655    15000 SH       SOLE                    15000
GENERAL ELECTRIC               COM              369604103      722    23295 SH       SOLE                    23295
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     1442    39575 SH       SOLE                    39575
HONEYWELL INTL.                COM              438516106      284     8500 SH       SOLE                     8500
J.P. MORGAN CHASE              COM              46625H100     1499    40817 SH       SOLE                    40817
KINDER MORGAN ENERGY PRTNRS. L COM              494550106      838    17000 SH       SOLE                    17000
KRAFT FOODS                    COM              50075N104     3604   111850 SH       SOLE                   111850
LIBERTY MEDIA                  COM              530718105     9391   789823 SH       SOLE                   789823
MERCK & CO. INC.               COM              589331107     1726    37350 SH       SOLE                    37350
MERITOR SAVINGS BANK-PA        COM              590007100      523   170200 SH       SOLE                   170200
METROMEDIA INTERNATIONAL       COM              591695101      409  3026900 SH       SOLE                  3026900
NEWELL RUBBERMD                COM              651229106     1590    69850 SH       SOLE                    69850
NEXTWAVE TELECOM INC-CL B      COM              65332M103     3904  1220000 SH       SOLE                  1220000
PFIZER                         COM              717081103      216     6106 SH       SOLE                     6106
PHARMACEUTICAL HOLDRs TRUST    COM              71712A206     2957    37200 SH       SOLE                    37200
PLAYTEX PRODS.                 COM              72813P100     6177   799100 SH       SOLE                   799100
POLYMER GROUP                  COM              731745303       78    10345 SH       SOLE                    10345
POLYMER GROUP ESCROW RECEIPT   COM              731745972        0  1301500 SH       SOLE                  1301500
POLYMER GROUP INC              COM              731745204      509    67916 SH       SOLE                    67916
PRIMEDIA INC                   COM              74157K101     3924  1386500 SH       SOLE                  1386500
PROCURENET INC RSTD            COM              5N72444         66   438515 SH       SOLE                   438515
ROYAL DUTCH PETROLEUM          COM              780257804     1566    29900 SH       SOLE                    29900
SBC COMM. INC.                 COM              78387G103      252     9668 SH       SOLE                     9668
SCHERING-PLOUGH                COM              806605101     1333    76673 SH       SOLE                    76673
STANLEY WORKS                  COM              854616109      916    24200 SH       SOLE                    24200
VERIZON COMM.                  COM              92343V104     1178    33576 SH       SOLE                    33576
WASTE MGMT.                    COM              94106L109    12502   422350 SH       SOLE                   422350
WILLIAMS COS INC.              COM              969457100      412    42000 SH       SOLE                    42000
UTILITIES SELECT SECTOR SPDR   MUTUAL           81369Y886     1918 82200.00 SH       SOLE                 82200.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    11646 248850.00SH       SOLE                248850.00
iSHARES S&P 500/BARRA VALUE    MUTUAL           464287408      277  5000.00 SH       SOLE                  5000.00
BLACKROCK INV. QUALITY TERM 20 BOND             09247J102      199 20700.00 SH       SOLE                 20700.00
MFS INTERMED. INCOME TRUST     BOND             55273C107     1253 183765.46SH       SOLE                183765.46
NATIONS GOVT. TERM 2004        BOND             638584102      322 32200.00 SH       SOLE                 32200.00
PUTNAM MASTER INTERM. INCOME   BOND             746909100       85 12900.00 SH       SOLE                 12900.00
TEMPLETON EMERG. INCOME        BOND             880192109      396 29500.00 SH       SOLE                 29500.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      109    10000 SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      256    16174 SH       SOLE                    16174
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